John Hancock
Collateral Trust
Quarterly portfolio holdings 3/31/2020

Fund’s investments
As of 3-31-20 (unaudited)
	Maturity date	Yield (%)	Par value^	Value
Commercial paper 36.1%				$696,539,752
(Cost $696,542,206)
BASF SE	06-26-20	2.526	10,000,000	9,954,808
Chariot Funding LLC	04-01-20 to 04-02-20	2.028 to 2.129	50,000,000	49,995,139
Cummins, Inc.	04-01-20 to 05-04-20	1.116 to 1.774	88,000,000	87,970,148
Emerson Electric Company	04-02-20 to 06-02-20	1.016 to 2.028	15,000,000	14,977,959
Exxon Mobil Corp.	05-01-20	1.726	1,000,000	998,453
JP Morgan Securities LLC	04-09-20	1.521	10,000,000	9,998,363
Jupiter Securitization Company LLC	04-01-20	2.281	26,305,000	26,304,443
Koch Industries, Inc.	04-13-20	1.288	25,000,000	24,991,270
MUFG Bank, Ltd.	05-05-20	1.685	25,000,000	24,968,573
National Rural Utilities Cooperative Finance Corp.	04-07-20	1.521	40,000,000	39,996,111
NSTAR Electric Company	04-01-20	1.217	25,000,000	24,999,991
Old Line Funding LLC	05-04-20 to 09-03-20	0.919 to 1.888	27,025,000	26,950,926
ONE Gas, Inc.	04-01-20 to 04-13-20	1.602 to 2.130	39,025,000	39,021,426
Praxair, Inc.	04-01-20	1.227	50,000,000	50,000,000
PSP Capital, Inc.	12-16-20	1.844	50,000,000	49,477,472
Salt River Project Agricultural Improvement & Power District	04-06-20 to 05-20-20	1.268 to 1.754	88,120,000	87,782,038
Shell International Finance BV	06-18-20	1.972	25,000,000	24,932,521
The Coca-Cola Company	09-23-20	0.859	2,000,000	1,982,889
The University of Chicago	04-02-20	1.065	6,400,000	6,399,409
Thunder Bay Funding LLC	04-27-20	1.472 to 2.030	3,200,000	3,196,441
Total Capital Canada, Ltd.	04-23-20	1.603	22,500,000	22,483,368

Unilever Capital Corp.	04-20-20	1.065	13,570,000	13,561,353

Yale University	04-02-20 to 07-07-20	1.646 to 1.744	55,685,000	55,596,651
Corporate interest-bearing obligations 35.6%				$686,767,037
(Cost $688,225,587)
American Honda Finance Corp. (A)	09-21-20	2.073	1,850,000	1,849,309

American Honda Finance Corp.	07-20-20 to 02-12-21	1.490 to 1.990	9,744,000	9,707,288
Australia & New Zealand Banking Group, Ltd.	08-19-20	1.949	3,445,000	3,436,177
Bank of Montreal	06-15-20 to 07-13-20	1.968 to 3.082	4,277,000	4,276,465
BMW US Capital LLC (A)	04-06-20 to 08-14-20	2.093 to 2.120	6,921,000	6,913,244
Children's Hospital Medical Center	04-02-20 to 04-08-20	1.419 to 1.521	29,275,000	29,275,000
Commonwealth Bank of Australia (A)	09-18-20	1.937	10,000,000	9,896,124
Credit Suisse AG	08-05-20	2.207	450,000	452,706
Emerson Electric Company	11-15-20	1.850	1,540,000	1,547,109
John Deere Capital Corp. (3 month LIBOR + 0.240%) (B)	03-12-21	1.646	7,540,000	7,322,173
John Deere Capital Corp. (3 month LIBOR + 0.420%) (B)	07-10-20	1.988	9,820,000	9,805,292
John Deere Capital Corp.	06-22-20 to 01-08-21	1.449 to 1.774	10,865,000	10,885,874
JP Morgan Securities LLC (1 month LIBOR + 0.170%) (A)(B)	05-05-20	1.568	40,000,000	40,000,000
JP Morgan Securities LLC (1 month LIBOR + 0.290%) (A)(B)	09-03-20	1.830	50,000,000	50,000,000
Long Island Power Authority	04-08-20 to 04-16-20	1.419 to 1.470	60,000,000	60,000,000
Macquarie Bank, Ltd. (A)	07-29-20	1.709	7,100,000	7,081,472
Macquarie Bank, Ltd. (3 month LIBOR + 1.120%) (A)(B)	07-29-20	1.959	37,241,000	37,323,587
National Bank of Canada	06-12-20	1.960	10,000,000	9,961,135
National Rural Utilities Cooperative Finance Corp.	06-15-20	2.081	153,000	153,004
Novartis Capital Corp.	04-24-20	2.669	2,334,000	2,335,237
Old Line Funding LLC (U.S. Federal Funds Effective Rate + 0.340%) (A)(B)	05-08-20	0.436	30,000,000	30,000,000
PNC Bank NA (3 month LIBOR + 0.360%) (B)	05-19-20	1.767	15,205,000	15,182,356
PNC Bank NA	06-01-20 to 01-22-21	1.882 to 2.325	35,352,000	35,386,327
Princeton University	06-04-20	0.963	10,500,000	10,499,476
Royal Bank of Canada (U.S. Federal Funds Effective Rate + 0.280%) (A)(B)	06-12-20	0.376	25,000,000	24,942,472
Royal Bank of Canada	10-30-20	1.828	15,000,000	15,028,875
State Street Corp. (3 month LIBOR + 0.900%) (B)	08-18-20	1.772	38,573,000	38,356,991
2	JOHN HANCOCK COLLATERAL TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Maturity date	Yield (%)	Par value^	Value

State Street Corp.	08-18-20	1.962	8,041,000	$8,054,024
The Bank of New York Mellon Corp.	08-17-20	2.003	3,969,000	3,976,434
The Bank of Nova Scotia	10-21-20	1.851	1,500,000	1,498,504
The Home Depot, Inc.	06-05-20	2.036	11,538,000	11,530,846
Thunder Bay Funding LLC (U.S. Federal Funds Effective Rate + 0.330%) (A)(B)	06-16-20	0.426	25,000,000	25,000,000
Total Capital SA	06-24-20	2.048	11,140,000	11,136,037
Toyota Credit Canada, Inc. (1 month LIBOR + 0.270%) (B)	05-29-20	1.148	50,000,000	50,000,000
Toyota Motor Credit Corp.	06-17-20 to 01-08-21	1.657 to 2.442	4,283,000	4,302,391
Toyota Motor Finance Netherlands BV (1 month LIBOR + 0.230%) (B)	05-07-20	1.040	25,000,000	25,009,887
UBS AG (A)	06-08-20	1.939	36,192,000	36,087,430
UBS AG	08-04-20	2.078	7,132,000	7,186,495
US Bancorp	01-29-21	1.773	13,000,000	12,962,363
Walmart, Inc. (3 month LIBOR + 0.040%) (B)	06-23-20	1.222	1,619,000	1,616,586

Walmart, Inc.	06-23-20	1.761	3,000,000	3,002,946

Westpac Banking Corp.	05-26-20	2.059	13,800,000	13,785,401
Certificate of deposit 7.9%				$152,604,638
(Cost $152,996,508)
Credit Suisse AG (SOFR + 0.150%) (B)	09-01-20	0.227	13,000,000	12,934,437

Credit Suisse AG (SOFR + 0.280%) (B)	07-07-20	0.295	50,000,000	49,873,756

Credit Suisse AG (SOFR + 0.480%) (B)	11-09-20	0.497	40,000,000	40,000,000

Wells Fargo Bank NA (U.S. Federal Funds Effective Rate + 0.310%) (B)	08-10-20	0.407	50,000,000	49,796,445
U.S. Government Agency 3.5%				$67,921,035
(Cost $67,998,402)
Federal Agricultural Mortgage Corp. (SOFR + 0.100%) (B)	04-01-21 to 08-23-21	0.112	11,000,000	10,997,008

Federal Farm Credit Bank (U.S. Federal Funds Effective Rate + 0.085%) (B)	03-10-21	0.178	15,000,000	14,977,820
Federal Farm Credit Bank (1 month LIBOR) (B)	12-16-20	0.715	10,000,000	9,998,588
Federal Farm Credit Bank (3 month LIBOR - 0.135%) (B)	10-29-20	1.673	5,000,000	4,997,279

Federal Home Loan Bank	05-06-20	0.689	2,000,000	1,999,864
Federal National Mortgage Association (SOFR + 0.220%) (B)	03-16-22	0.234	25,000,000	24,950,476
Time deposits 1.6%				$30,000,000

(Cost $30,000,000)
Sumitomo Mitsui Banking Corp.	04-14-20	1.926	30,000,000	30,000,000
U.S. Government 1.3%				$25,024,329
(Cost $25,003,057)
U.S. Treasury Note (3 month USBMMY + 0.139%) (B)	04-30-21	0.216	25,000,000	25,024,329

	Par value^	Value
Repurchase agreement 14.0%		$269,731,000
(Cost $269,731,000)
Repurchase Agreement with State Street Corp. dated 3-31-20 at 0.000% to be repurchased at $269,731,000 on 4-1-20, collateralized by $257,660,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-21 (valued at $275,126,514)	269,731,000	269,731,000
Total investments (Cost $1,930,496,760) 100.0%		$1,928,587,791
Other assets and liabilities, net 0.0%		715,482
Total net assets 100.0%		$1,929,303,273

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $269,093,638 or 13.9% of the fund's net assets as of 3-31-20.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK COLLATERAL TRUST	3

(B)	Variable rate obligation.
4	JOHN HANCOCK COLLATERAL TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of March 31, 2020, all investments are categorized as Level 2 under the hierarchy described above.
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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